CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Investments:
Fixed income maturities, available for sale (amortized cost — $4,126.7 and $4,845.2) Net allowance for expected credit losses $0.2 — $Nil		$ 4,348,100	$ 4,958,200
Short term investments available for sale, amortized cost		88,000	117,600
Short-term investments, trading, amortized cost		35,400	79,200
Catastrophe bonds, trading at fair value ( cost — $18.8 and $29.4)		18,800	28,600
Privately-held Investments		299,300	279,700
Investments, equity method		900	67,900
Other investments		109,400	111,400
Total investments		5,755,300	6,771,400
Cash and cash equivalents (including cash within consolidated variable interest entities of — $69.9 and $69.1)		1,747,300	1,030,500
Reinsurance recoverables:
Unpaid losses (1) (net of allowance for expected credit losses of $3.8 — $Nil)	[1]	3,195,200	2,319,800
Ceded unearned premiums		453,700	443,700
Receivables:
Underwriting premiums (net of allowance for expected credit losses of $34.0 — $Nil)		1,279,800	1,318,400
Other		135,200	114,300
Funds withheld		98,000	85,000
Deferred policy acquisition costs		306,600	291,100
Derivatives at fair value		26,800	12,900
Receivables for securities sold		1,400	5,100
Office properties and equipment		77,400	64,800
Right-of-use operating lease assets		74,100	93,500
Income tax recoverable		3,400	4,500
Other assets		8,400	1,600
Intangible assets and goodwill		22,800	23,900
Total assets		13,185,400	12,580,500
Insurance reserves
Losses and loss adjustment expenses		7,165,300	6,951,800
Unearned premiums		1,817,400	1,737,700
Total insurance reserves		8,982,700	8,689,500
Reinsurance Payable	[1]	567,500	439,600
Payables
Income taxes payable		3,700	2,700
Accrued expenses and other payables		214,400	220,800
Payables for securities purchased		0	2,200
Operating lease liabilities		106,000	113,200
Liabilities under derivative contracts		13,600	87,200
Liabilities, excluding long-term debt		905,200	865,700
Long-term debt		299,900	299,800
Total liabilities		10,187,800	9,855,000
Commitments and contingent liabilities (see Note 20)		0	0
Ordinary shares:
60,395,839 shares of par value $0.01 each (December 31, 2019 — 60,395,839 shares)		604	604
Preference shares:
Non-controlling interest		0	0
Additional paid-in capital		1,469,700	1,201,700
Retained earnings		1,425,700	1,514,600
Accumulated other comprehensive income, net of taxes		101,600	8,600
Total shareholders’ equity		2,997,600	2,725,500
Total liabilities and shareholders’ equity		13,185,400	12,580,500
Plus reinsurance recoverable on unpaid losses at the end of the year		$ 3,195,200	2,319,800
Preference shares, par value		$ 0.0015144558
Fixed income securities, available for sale amortized cost		$ 4,126,700	4,845,200
Available-for-sale, net of allowance for expected credit losses		200	600
Unpaid losses (1) (net of allowance for expected credit losses of $3.8 — $Nil)		3,800	3,700
Premium Receivable, Allowance for Credit Loss		$ 34,000	$ 23,000
5.950% Preference Shares (AHL PRC)
Ordinary shares:
Preferred Stock, Dividend Rate, Percentage		5.95%	5.95%
Preference shares:
Preference shares, value		$ 0	$ 0
Preference shares, par value		$ 0.0015144558	$ 0.0015144558
Preferred Stock, Shares Issued		11,000,000	11,000,000
5.625% Preference Shares (AHL PRD)
Ordinary shares:
Preferred Stock, Dividend Rate, Percentage		5.625%	5.625%
Preference shares:
Preference shares, value		$ 0	$ 0
Preference shares, par value		$ 0.0015144558	$ 0.0015144558
Preferred Stock, Shares Issued		10,000,000	10,000,000
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Ordinary shares:
Preferred Stock, Dividend Rate, Percentage		5.625%	5.625%
Preference shares:
Preference shares, value		$ 0	$ 0
Preference shares, par value		$ 0.0015144558	$ 0.0015144558
Preferred Stock, Shares Issued		10,000,000	10,000,000
Retained earnings
Preference shares:
Total shareholders’ equity		$ 1,425,700	$ 1,514,600
Fixed Income Investments
Investments:
Fixed income maturities, available for sale (amortized cost — $4,126.7 and $4,845.2) Net allowance for expected credit losses $0.2 — $Nil		4,348,100	4,958,200
Fixed income maturities, trading at fair value (amortized cost — $844.8 and $1,106.6)		855,600	1,128,800
Short-term investments
Investments:
Fixed income maturities, available for sale (amortized cost — $4,126.7 and $4,845.2) Net allowance for expected credit losses $0.2 — $Nil		87,800	117,600
Fixed income maturities, trading at fair value (amortized cost — $844.8 and $1,106.6)		$ 35,400	$ 79,200

[1]	Included within reinsurance recoverable for unpaid losses are $770.0 million of recoveries associated with the purchase of an adverse development cover.